Assets Held for Sale	12 Months Ended
Dec. 31, 2010
Assets Held for Sale [Abstract]
Assets Held for Sale
9.	Assets Held for Sale
In 2009, the Company committed to a plan to complete its exit from the DRAM business and to sell certain fixed assets having a carrying value of $30,903,192, at the time of the decision to fully exit from the DRAM market was made. The Company began actively soliciting for potential buyers for these assets prior to December 31, 2009 and expects to sell them within the following twelve months. At December 31, 2009, the assets were classified as held for sale and were written down to $8,184,462 representing the Company’s estimate of fair value less costs to sell. Fair value of long-lived assets held for sale was determined by the price that would be received to sell the asset in an orderly transaction between market participants. The impairment of $22,718,730 was recorded as a component of impairment loss in the consolidated statements of operation.
In 2010, the Company sold a portion of such assets for $7,611,775, resulting in a gain of $1,455,721. As of December 31, 2010, the Company concluded that the remaining assets of $4,756,260 would not been sold within the following 12 months and, accordingly, reclassified such assets to assets held and used.